Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets [Abstract]
Goodwill and other intangible assets

9. Goodwill and other intangible assets

The changes in carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

		Wanshui	Shenyang		Shengshi		Wenzhou	Wuxi	HK	Zhejiang
	Kaixiang	zhiyuan	Jingli	Haiya	tongda	Botang	Rigao	Ruizhong	Ad-Icon	Continental	Total
Balance as of January 1, 2010	$12,316	$5,619	$2,313	$3,858	$116	$14,117	$4,904	$1,354	$1,294	$—	$45,891
Goodwill acquired during the year	—	—	—	—	—	—	—	—	—	17,805	17,805
Goodwill recorded as a result of contingent consideration resolved under ASC Topic 805-20	2,309	225	3,205	1,755	(21)	6,442	2,806	2,958	897	—	20,576
Impairment of goodwill	(10,230)	(2,674)	(3,832)	(5,608)	(97)	(8,864)	(5,169)	(1,286)	(1,651)	—	(39,411)
Translation adjustment	154	114	(14)	(5)	2	241	38	14	(3)	553	1,094
Balance as of December 31, 2010	$4,549	$3,284	$1,672	$—	$—	$11,936	$2,579	$3,040	$537	$18,358	$45,955
Goodwill acquired during the year	—	—	—	—	—	—	—	—	—	—	—
Deconsolidation of VIE	—	—	—	—	—	—	(2,710)	—	—	—	(2,710)
Impairment of goodwill	(1,460)	(1,044)	(1,714)	—	—	(4,798)	—	(95)	—	(18,816)	(27,927)
Translation adjustment	195	142	42	—	—	487	131	152	1	458	1,608
Balance as of December 31, 2011	$3,284	$2,382	$—	$—	$—	$7,625	$—	$3,097	$538	$—	$16,926

The gross amount and accumulated impairment losses of goodwill as of December 31, 2010 and 2011 are as follows:

		Wanshui	Shenyang		Shengshi		Wenzhou	Wuxi	HK	Zhejiang
	Kaixiang	zhiyuan	Jingli	Haiya	tongda	Botang	Rigao	Ruizhong	Ad-Icon	Continental	Total
Goodwill, gross	$15,007	$10,168	$15,862	$7,929	$99	$30,877	$7,862	$4,354	$2,187	$18,358	$112,703
Accumulated impairment losses	(10,458)	(6,884)	(14,190)	(7,929)	(99)	(18,941)	(5,283)	(1,314)	(1,650)	—	(66,748)
Balance as of December 31, 2010	$4,549	$3,284	$1,672	$—	$—	$11,936	$2,579	$3,040	$537	$18,358	$45,955
Goodwill, gross	$15,774	$10,688	$16,672	$8,334	$104	$32,454	$8,264	$4,576	$2,190	$19,295	$118,351
Accumulated impairment losses	(12,490)	(8,306)	(16,672)	(8,334)	(104)	(24,829)	(8,264)	(1,479)	(1,652)	(19,295)	(101,425)
Balance as of December 31, 2011	$3,284	$2,382	$—	$—	$—	$7,625	$—	$3,097	$538	$—	$16,926

Accumulated impairment losses include current year impairment loss charged to Statement of Operations and translation differences of Goodwill at different years end closing rate.

Goodwill impairment

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when circumstances change that would more likely than not that the carrying amount of goodwill may be impaired. As a result of impairment tests, the Group recorded a goodwill impairment loss of $15,749, $39,411 and $27,927 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group applied the income approach to estimate the fair value of its reporting units for goodwill impairment tests. The key assumptions used in this approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, discount rate, and tax amortization benefit. Under this approach, the free cash flow to the Company was first estimated and then the after tax weighted average cost of capital (“WACC”) was used to discount the cash flow to calculate the estimated value. To select the appropriate discount rate, the Company used both the CAPM model and the build up method and then using the weighted average by capital amount weighting. The Company then selected the average of both methods to estimate the WACC to arrive at the concluded discount rate of 20.0%, 21.5% and 18.0% as of December 31, 2009, 2010 and 2011 respectively.

Our goodwill primarily arises from the initial consideration paid and subsequent settlement of contingent consideration of our business acquisitions. Before the issuance of ASC Topic 805-20, the contingent purchase price consideration for each entity is payable when each individual 12-month period during the earn-out period is completed and the operational results were agreed and confirmed. As such, the purchase price allocation cannot be completed until the contingencies are resolved in accordance with SFAS No. 141. Therefore, the contingent consideration was not determinable beyond a reasonable doubt for the 2008 acquisitions, and no goodwill was recognized due to the contingent nature of the consideration. Based on the Group’s audited operating results through December 31, 2009 and the amended acquisition agreements during December 31, 2010, the Company recorded additional consideration payable which resulted in additional goodwill in 2010.

In April 2009, the FASB issued Staff Position No. FSP FAS 141(R)-1,”Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies” (“ASC Topic 805-20”). This updated guidance amended the accounting treatment for assets and liabilities arising from contingencies in a business combination and requires that pre-acquisition contingencies be recognized at fair value, if fair value can be reasonably determined. If fair value cannot be reasonably determined, measurement should be based on the best estimate in accordance with SFAS No. 5, “Accounting for Contingencies” (“ASC Topic 450”).

The Group performed its annual impairment test at the end of the year, which indicated that the carrying amount exceeded the fair value by a significant margin. The impairment test resulted in an additional goodwill impairment loss in 2010 and 2011, as the valuation analysis indicated that the fair values of the reporting units were less than the carrying value. The Group recognized significant goodwill impairment on the acquired companies right after the Company recorded additional contingent consideration due to:

1.	Decline in performance of Zhejiang Continental, which results in goodwill impairment of $18,816 for the year ended December 31, 2011;

2.	The implied fair value of the goodwill was lower than the carrying value when the Company considered cash flow stream in the goodwill impairment test;

3.	The discount rate used in the valuation model during the impairment test is higher than the discount rate used in the purchase price allocation due to higher risk associates with advertising industry in recent years;

4.	For the acquisitions occurred in 2008, the Company accounted for the acquisition under FAS 141 and record goodwill when the contingent consideration is realized. As a result, the Company recorded the 2009 earn-out payment only when the contingency was realized in 2010. As at the year ended December 31, 2010 and 2011, the Company performed the goodwill impairment test based on the actual net income which is significantly lower than the 2008 and 2009 net income. Accordingly, the Company revised the future projection of its subsidiaries due to:

•	the acquisitions took place before the financial crisis in 2008. The overall business dropped significantly due to the economic downturn;

•	the ex-owners had less incentive to expand the business after the earn-out period;

•	the synergy of consolidating and integrating multiple acquired businesses is lower than what we expected.

Intangible assets other than goodwill consist of the following:

	Weighted average amortization period	As of December 31,
		2010	2011
Gross amount
Customer relationship	0.5-3.4 years	$3,511	$3,533
Lease agreements	1-4.4 years	7,831	6,696
Non-compete agreements	3.4 years	480	505

		11,822	10,734

Accumulated amortization
Customer relationship		(2,584)	(2,915)
Lease agreements		(4,242)	(4,789)
Non-compete agreements		(86)	(237)

		(6,912)	(7,941)

Accumulated impairment
Customer relationship		(16)	(618)
Lease agreements		(940)	(1,907)
Non-compete agreements		—	(268)

		(956)	(2,793)

Net intangible assets
Customer relationship		911	—
Lease agreements		2,649	—
Non-compete agreements		394	—

		$3,954	$—

For year ended December 31, 2011, the Group recorded an impairment loss on its intangible assets in the amount of $2,723 associated with Zhejiang Continental mainly due to the decline in business performance. There was no impairment loss for the years ended December 31, 2009 and 2010.

Amortization of intangible assets was allocated to the following categories of cost and expenses:

	Years Ended December 31,
	2009	2010	2011
Cost of revenues	$1,379	$1,273	$854
Sales and marketing expenses	636	464	475

Total amortization expenses	$2,015	$1,737	$1,329

There is no future expected amortization of intangible assets as of December 31, 2011, since all of the intangible assets were fully amortized or impaired.